Description of Organization, Business Operations and Basis of Presentation (Details) - USD ($)	1 Months Ended	6 Months Ended	7 Months Ended	12 Months Ended
	Dec. 17, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2020	Jun. 30, 2020	May 21, 2020	Dec. 31, 2019	Dec. 31, 2018
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Accumulated deficit		$ (359,325,000)	$ (325,781,000)	$ (325,781,000)			$ (316,269,000)
Description of forbearance				The Company is also in forbearance on its March 12, 2020 senior secured notes as it was unable to maintain at least $10.0 million in cash and cash equivalents as of the last day of each calendar month beginning December 2020 and was unable to pay the required $3.1 million interest payment due in March 2021. In accordance with the related forbearance agreement, the Company will need to maintain at least $2.5 million of cash and cash equivalents as of the last day of each calendar month until the proposed SPAC merger (see below).
Owned percentage			100.00%	100.00%
Additional investment amount			$ 25,000,000.0	$ 25,000,000.0
Secured debt		$ 25,000,000.0
Shares issued (in Shares)		2,558,705
Received amount		$ 17,800,000
Additional capital		25,000,000.0
Remaining additional capital		25,000,000.0
Gross proceed amount		$ 25,300,000
Conversions of stock shares converted (in Shares)		13,431,889
Senior secured debt		$ 10,000,000.0
Aggregate shares of common stock (in Shares)		1,905,000
Sponsor shares (in Shares)		135,000
Accumulated deficit		$ 359,300,000
Cumulative accretion amount		101,700,000
Cumulative non cash interest amount		99,000,000.0
Cash and cash equivalents		10,278,000	7,233,000	$ 7,233,000	$ 25,457,000		$ 1,656,000	$ 3,032,000
Interest payment		$ 3,100,000
Blue Water Acquisition Corp [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Gross proceeds of initial public offering	$ 5,750,000		$ 57,500,000
Price per warrant (in Dollars per share)			$ 1.00	$ 1.00
Offering costs	3,700,000
Deferred underwriting commissions	2,000,000.0
Gross proceeds of private placement			$ 3,445,000
Price per share (in Dollars per share)			$ 10.20	$ 10.20
Fair market value, percentage		80.00%	80.00%
Public per share price (in Dollars per share)		$ 10.20	$ 10.20
Net tangible assets		$ 5,000,001	$ 5,000,001	$ 5,000,001
Aggregate public shares, percentage		15.00%	15.00%
Redeem public shares, percentage		100.00%	100.00%
Initial public offering, description		In order to extend the time available for the Company to consummate a Business Combination, the Sponsor or its affiliate or designees must deposit into the Trust Account $575,000 ($0.10 per Public Share), on or prior to the date of the applicable deadline, for each three-month extension.	In order to extend the time available for the Company to consummate a Business Combination, the Sponsor or its affiliate or designees must deposit into the Trust Account $575,000 ($0.10 per Public Share), on or prior to the date of the applicable deadline, for each three-month extension.
Interest to pay dissolution expenses		$ 50,000	$ 50,000
Cash		225,000
Working capital		650,000
Payment from sponsor		25,000	25,000
Loan from sponsor		$ 157,000	157,000
Merger agreement, description		(A) (i) $198,184,295.43, plus (or minus) the estimated indebtedness of Clarus as of the Closing, net of its cash and cash equivalents (“Closing Net Indebtedness”), divided by (ii) $10.20. minus 1,500,000 shares of Company Class A Common Stock (the “2025 Note Exchange Shares”) issuable to the holders of certain non-convertible promissory notes of Clarus in exchange for $10 million of the aggregate principal amount of such notes and other amendments to the terms of the remaining indebtedness pursuant to the Transaction Support Agreement; plus (B) the 2025 Note Exchange Shares, plus (C) (i) the outstanding balance (principal and interest) at Closing of certain convertible and non-convertible promissory notes of Clarus issued between signing of the Merger Agreement and Closing, divided by (ii) $10.00, other than any such non-convertible promissory notes that the Company elects in its discretion to pay off at Closing.
Cash			655,000	655,000
Working capital			575,000	575,000
Accumulated deficit		$ 2,402,416	$ (4,718,021)	$ (4,718,021)
Shares issued (in Shares)			9,195,000	9,195,000
Cash and cash equivalents		$ 224,535	$ 655,371	$ 655,371
Blue Water Acquisition Corp [Member] | Business Combination [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Voting securities, percentage		50.00%	50.00%	50.00%
Business combination, description		it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be only $10.20. In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party (except for the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a letter of intent, confidentiality or other similar agreement or business combination agreement (a “Target”), reduce the amount of funds in the Trust Account to below the lesser of (i) $10.20 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.20 per Public Share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or Target that executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) not will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933,	it is possible that the per share value of the residual assets remaining available for distribution (including Trust Account assets) will be only $10.20. In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a third party (except for the Company’s independent registered public accounting firm) for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a letter of intent, confidentiality or other similar agreement or business combination agreement (a “Target”), reduce the amount of funds in the Trust Account to below the lesser of (i) $10.20 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.20 per Public Share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or Target that executed a waiver of any and all rights to the monies held in the Trust Account (whether or not such waiver is enforceable) not will it apply to any claims under the Company’s indemnity of the underwriters of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933,
Cash			$ 1,500,000	$ 1,500,000
Over-Allotment Option [Member] | Blue Water Acquisition Corp [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Gross proceeds of initial public offering	$ 57,500,000
Number of units issued in transaction (in Shares)	750,000
Price per warrant (in Dollars per share)	$ 10.00
Private Placement [Member] | Blue Water Acquisition Corp [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Price per warrant (in Dollars per share)		$ 1.00	$ 1.00	$ 1.00
Warrants shares, issued (in Shares)		3,445,000	3,445,000	3,445,000
Gross proceeds of private placement		$ 3,400,000	$ 3,400,000
Shares issued (in Shares)		3,445,000	3,445,000	3,445,000
IPO [Member] | Blue Water Acquisition Corp [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Gross proceeds of initial public offering	$ 57,500,000
Net proceeds of initial public offering		$ 58.7	$ 58,700,000
Price per share (in Dollars per share)		$ 10.20
Shares issued (in Shares)			5,750,000	5,750,000
Received amount	$ 157,000
Series A Redeemable Convertible Preferred Stock [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Accumulated deficit			$ 325,800,000	$ 325,800,000
Cumulative accretion value			94,000,000.0	94,000,000.0
Series D Redeemable Convertible Preferred Stock [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Cumulative non-cash interest related to previously issued convertible debt			$ 97,600,000	$ 97,600,000
Senior Secured Notes [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Cash and cash equivalents		$ 10,000,000.0
Common Stock [Member]
Description of Organization, Business Operations and Basis of Presentation (Details) [Line Items]
Price per share (in Dollars per share)		$ 10.00